Operating costs and expenses	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Operating costs and expenses

31	Operating costs and expenses

	2024	2023	2022
Operating costs
Salaries, payroll charges and benefits	(2,357,526)	(2,717,005)	(2,285,765)
Pension plan obligations	(23,704)	(36,998)	(29,796)
Construction costs (Note 28)	(6,085,895)	(5,474,729)	(4,754,383)
General supplies	(345,771)	(356,481)	(369,381)
Treatment supplies	(577,639)	(558,557)	(598,993)
Outsourced services	(1,915,851)	(1,843,213)	(1,724,347)
Electricity	(1,573,067)	(1,514,542)	(1,497,644)
General expenses	(1,246,474)	(967,148)	(831,503)
Depreciation and amortization	(2,477,146)	(2,583,193)	(2,259,091)
	(16,603,073)	(16,051,866)	(14,350,903)

Selling expenses
Salaries, payroll charges and benefits	(335,382)	(347,536)	(306,864)
Pension plan obligations	(3,825)	(3,359)	(4,021)
General supplies	(4,679)	(6,746)	(7,121)
Outsourced services	(423,964)	(439,995)	(418,632)
Electricity	(658)	(673)	(1,001)
General expenses	(98,800)	(116,933)	(107,313)
Depreciation and amortization	(50,281)	(68,818)	(67,015)
	(917,589)	(984,060)	(911,967)

Bad debt expense, net of recoveries (Note 10 (c))	(557,789)	(652,920)	(782,057)

Administrative expenses
Salaries, payroll charges and benefits	(602,217)	(423,948)	(284,562)
Pension plan obligations	(78,428)	(122,248)	(84,670)
General supplies	(108,901)	(23,008)	(23,664)
Outsourced services	(391,637)	(287,744)	(250,293)
Electricity	(1,297)	(2,020)	(1,896)
General expenses	(898,587)	(509,984)	(548,626)
Depreciation and amortization	(149,215)	(138,575)	(124,743)
Tax expenses	(81,156)	(90,021)	(80,053)
	(2,311,438)	(1,597,548)	(1,398,507)

Operating costs and expenses
Salaries, payroll charges and benefits	(3,295,125)	(3,488,489)	(2,877,191)
Pension plan obligations (Note 24 (v))	(105,957)	(162,605)	(118,487)
Construction costs (Note 28)	(6,085,895)	(5,474,729)	(4,754,383)
General supplies	(459,351)	(386,235)	(400,166)
Treatment supplies	(577,639)	(558,557)	(598,993)
Outsourced services	(2,731,452)	(2,570,952)	(2,393,272)
Electricity	(1,575,022)	(1,517,235)	(1,500,541)
General expenses	(2,243,861)	(1,594,065)	(1,487,442)
Depreciation and amortization	(2,676,642)	(2,790,586)	(2,450,849)
Tax expenses	(81,156)	(90,021)	(80,053)
Bad debt expense, net of recoveries (Note 10 (c))	(557,789)	(652,920)	(782,057)
	(20,389,889)	(19,286,394)	(17,443,434)